Forward Funds

101 California Street, 16th Floor

San Francisco, California 94111

October 24, 2014

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Forward Funds (“Registrant”)

  File Nos: 033-48940

                  811-06722

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, October 15, 2014, to the Prospectuses dated May 1, 2014, for Investor Class, Institutional Class, and Class Z shares of the Forward U.S. Government Money Fund (the “Fund”). The purpose of the filing is to submit the 497(c) filing dated October 15, 2014 in XBRL for the Fund.

If you have any questions regarding this filing, please contact Megan Koehler, with the Registrant’s service provider, ALPS Fund Services, Inc., at (720) 917-0585.

Sincerely,

/s/ Robert S. Naka

Robert S. Naka

Secretary and Vice President, Registrant